Cash and equivalents, marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Cash and equivalents, marketable securities and short-term investments
Cash, cash equivalents, and short-term investments
December 31, 2020
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
($ in millions) Cost basis gains losses Fair value equivalents investments
Changes in fair value recorded in
net income
Cash

2,388 2,388 2,388
Time deposits

1,513 1,513 1,513
Equity securities 1,704 12 1,716 1,716
5,605 12 — 5,617 3,901 1,716
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations

274 19 293 293
—European government obligations

24 24 24
—Corporate

69 6 75 75
367 25 — 392 — 392
Total 5,972 37 — 6,009 3,901 2,108
Of which:
—Restricted cash, current 323
—Restricted cash, non-current 300
December 31, 2019
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
($ in millions) Cost basis gains losses Fair value equivalents investments
Changes in fair value recorded in
net income
Cash

2,111 2,111 2,111
Time deposits

1,433 1,433 1,433
Equity securities 294 10 304 304
3,838 10 — 3,848 3,544 304
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations

191 7 (1) 197 197
—Corporate

61 4 65 65
252 11 (1) 262 — 262
Total 4,090 21 (1) 4,110 3,544 566
Of which:
—Restricted cash, current 36

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity	December 31, 2020 Available-for-sale ($ in millions) Cost basis Fair value Less than one year 104 104 One to five years 133 139 Six to ten years 70 76 Due after ten years 60 73 Total 367 392